Interbank deposits and securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell	280,029	103	280,132	244,503	196	244,699
Collateral held (1)	63,392	93	63,485	59,207	196	59,403
Collateral repledge	170,500	10	170,510	147,749	—	147,749
Assets received as collateral with right to sell or repledge	28,369	0	28,369	55,004	—	55,004
Assets received as collateral without right to sell or repledge	142,131	10	142,141	92,745	—	92,745
Collateral sold	46,137	0	46,137	37,547	—	37,547
Interbank deposits	25,726	688	26,414	28,034	1,014	29,048

Total (2)	305,755	791	306,546	272,537	1,210	273,747

(1)

The amounts of R$ 5,120 (R$ 3,664 at 12/31/2017) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank and the amounts of R$ 216,647 (R$ 185,296 at 12/31/2017) are pledged in guarantee of repurchase agreement transactions.

(2)	Includes losses in amounts R$ (10) (R$ (8) at 12/31/2017).